Income Tax - Summary of Income Tax Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Current income tax expense
Related to current year	$ 284.6	$ 151.9
Related to prior years	(2.9)	(3.3)
Total current income tax expense	281.7	148.6
Deferred income tax expense (recovery)
Temporary differences	3.6	(11.1)
Effect of income tax rate changes on deferred income taxes	(0.7)	0.0
Decrease in valuation allowance	(2.5)	(16.1)
Total deferred income tax expense	0.4	(27.2)
Income tax expense	$ 282.1	$ 121.4